COMPASS EMP LONG/SHORT STRATEGIES FUND

a series of COMPASS EMP FUNDS TRUST

Supplement dated September 19, 2013, to the

Prospectus dated November 1, 2012.

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The section entitled: “Portfolio Managers” in the Fund Summary located on page 35 of the Prospectus for the Fund is replaced in its entirety with the following:

Stephen Hammers, Dan Banaszak and Rob Bateman serve as the Fund's Portfolio Management Team.

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This Supplement and the existing Prospectus dated November 1, 2012, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated November 1, 2012, as supplemented have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.